Taxes - Schedule of Reconciles Cayman Islands Statutory Rates (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciles Cayman Islands Statutory Rates [Abstract]
Income tax rate in the Cayman Islands, permanent tax holiday			0.00%	0.00%
Hong Kong statutory income tax rate	16.50%	(16.50%)
Effect of different tax rates	40.50%	12.00%	15.10%	2.10%
Tax loss not recognized	9.90%	9.40%	0.60%	0.40%
Utilization of tax loss	(28.60%)		(20.20%)
Income not taxable	(8.00%)	(4.90%)
Effective tax rate	30.30%		11.90%	23.10%